Form 13F Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (check only one):   [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong, Chief Financial Officer   Michigan City, IN
-----------------------------------------------   -----------------
                                                  Place

1/25/2008
---------
Date

Report Type (check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:
Horizon Trust & Investment Management

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Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               55

Form 13F Information Table Value Total:   $58,745,287.00

List of Other Included Managers: Horizon Trust & Investment Management

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
                                                                    INVESTMENT DIRECTION(6)
                                                                  --------------------------                VOTING AUTHORITY(8)
                                                         SHARES/             SHARED-  SHARED    OTHER    ------------------------
   NAME OF ISSUER(1)   TYPE(2)  CUSIP(3)    MARKET(4)     PV(5)      SOLE    DEFINED  -OTHER MANAGERS(7)   SOLE  SHARED    NONE
---------------------- ------- --------- -------------- --------- --------- --------- ------ ----------- ------- ------ ---------
Aflac Inc.             Equity  001055102         884148     14117      7911      6206      0                4219      0      9898
AT & T Inc             Equity  00206R102         716952     17251         0     17251      0                4512      0     12739
Altria Group, Inc.     Equity  02209S103         558990      7396         0      7396      0                 850      0      6546
American Express
   Company             Equity  025816109         572376     11003      1218      9785      0                   0      0     11003
Ametek Inc             Equity  031100100         717589     15320         0     15320      0                   0      0     15320
BP Amoco PLC, ADR's    Equity  055622104        1683715     23011         0     23011      0                1000      0     22011
Bank America Corp      Equity  060505104         806138     19538      7681     11857      0                4765      0     14773
Barr Pharmaceuticals
   Inc                 Equity  068306109         464200      8742      4603      4139      0                2404      0      6338
Berkshire Hathaway
   Inc Del Cl A        Equity  084670108         283200         2         0         2      0                   0      0         2
Berkshire Hathaway,
   Inc. Cl B           Equity  084670207         667776       141        21       120      0                  33      0       108
Caterpillar Inc        Equity  149123101         338855      4670      2501      2169      0                1326      0      3344
Chevron Corporation    Equity  166764100         993031     10640      3882      6758      0                3395      0      7245
Cisco Systems Inc      Equity  17275R102         315852     11668      6007      5661      0                3688      0      7980
Coca-Cola Company      Equity  191216100         227130      3701         0      3701      0                1500      0      2201
Conagra Inc            Equity  205887102         278724     11716      6571      5145      0                3682      0      8034
DFA Five-Year Global
   Fixed Income #24    Equity  233203884        6519396    608720    384854    223867      0              130354   3804    474562
Directv Group Inc      Equity  25459L106         234529     10144      5442      4702      0                3134      0      7010
Du Pont DE Nemours     Equity  263534109         341698      7750      2829      4921      0                2454      0      5296
Exxon Mobil Corp       Equity  30231G102        1266595     13519       800     12719      0                1600      0     11919
General Electric
   Company             Equity  369604103        1062463     28661      7667     20994      0               12687      0     15974
Hubbell Inc Cl B       Equity  443510201         282510      5475         0      5475      0                   0      0      5475
International Business
   Machines Corp       Equity  459200101         621683      5751      2176      3575      0                1328      0      4423
Ishares Goldman Sachs
   Tech I              Equity  464287549        1640751     27534     14711     12823      0                8563      0     18971
Johnson & Johnson      Equity  478160104         759246     11383      4001      7382      0                5304      0      6079
Johnson Controls Inc   Equity  478366107         359139      9965      5467      4498      0                3315      0      6650
L-3 Communications
   Holdings, Inc.      Equity  502424104         746983      7051      3355      3696      0                2345      0      4706
Laboratory Corp of
   Amer Hldgs          Equity  50540R409         421155      5576      3843      1733      0                1245      0      4331
Marathon Oil Corp      Equity  565849106         693256     11391      6189      5202      0                3493      0      7898
Microsoft Corporation  Equity  594918104         483662     13586      6133      7453      0                3361      0     10225
Omnicom Group Inc      Equity  681919106         406572      8554      4443      4111      0                2724      0      5830
Paychex, Inc           Equity  704326107         354232      9780      5325      4455      0                3032      0      6748
Pepsico Inc            Equity  713448108         618054      8143      3024      5119      0                3955      0      4188
Powershares Wilder
   Hill                Equity  73935X500         255302      9220      4934      4286      0                2695      0      6525
Royal Dutch Shell
   PLC-ADR A           Equity  780259206         265230      3150         0      3150      0                 200      0      2950
Energy Select Sector
   SPDR                Equity  81369Y506        1127167     14205      8057      6148      0                4289      0      9916
Utilities Select
   Sector SPDR         Equity  81369Y886         817519     19313      9955      9358      0                5784      0     13529
TJX Companies, Inc.    Equity  872540109         414143     14415      7855      6560      0                4573      0      9842
Unitedhealth Group
   Inc.                Equity  91324P102         499647      8585      4722      3863      0                2788      0      5797
Vanguard GNMA #536 -
   Admiral Class       Equity  922031794       21887808   2110685   1160628    950058      0              475578  14553   1620555
Vanguard Consumer
   Discretionary ETF   Equity  92204A108         348808      6559      3534      3025      0                1888      0      4671
Vanguard Consumer
   Staples ETF         Equity  92204A207         551737      7794      4492      3302      0                2498      0      5296

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
Vanguard Financial ETF Equity  92204A405         716302     13605      7552      6053      0                4193      0      9412
Vanguard Health Care
   ETF                 Equity  92204A504         558007      9205      4645      4560      0                3170      0      6035
Vanguard Industrials
   ETF                 Equity  92204A603         564182      7719      4327      3392      0                2453      0      5266
Vanguard Materials ETF Equity  92204A801         397401      4519      2403      2116      0                1396      0      3123
Vanguard Telecom
   Service ETF         Equity  92204A884         631064      8384      5047      3337      0                2132      0      6252
Wachovia Corp          Equity  929903102         543297     14286      7296      6990      0                4266      0     10020
Wal-Mart Stores Inc    Equity  931142103         483380     10170      4636      5534      0                3005      0      7165
Walgreen CO            Equity  931422109         545648     14329      4184     10145      0                2824      0     11505
Wells Fargo & CO New   Equity  949746101        1106554     36653     11273     25380      0               10394      0     26259
Whirlpool Corp         Equity  963320106         402191      4927       105      4822      0                   0      0      4927
Accenture Ltd.         Equity  G1150G111         283808      7877      4202      3675      0                2529      0      5348
OpenTV Corp            Equity  G67543101          25492     19312         0     19312      0               19312      0         0
                                                                                           0
                                         -------------- --------- --------- ---------    ---             ------- ------ ---------
                                         $58,745,287.00 3,296,811 1,760,501 1,536,312      0             776,235 18,357 2,502,220
                                         ============== ========= ========= =========    ===             ======= ====== =========